Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Capital Appreciation Fund))	0 Months Ended
Jun. 26, 2013
Class A
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.23%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.05%
Class B
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.81%
Class C
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.82%
Class N
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.23%
Total Annual Fund Operating Expenses	1.31%
Class Y
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.82%
Class I
Operating Expenses:
Management Fees	0.59%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.63%